Derivative Liability (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Variable Conversion Feature	$ 214,346	$ 235,165
Variable Conversion Feature, change	3,864	7,265
Derivative liability	$ 452,912	$ 242,430